Unaudited condensed consolidated statements of financial position (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Unaudited condensed consolidated statements of financial position
Right-of-use assets	£ 425
Lent securities	£ 8	£ 8,278